Notes Payable (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2017	$ 3,623,793	$ 3,425,961
2018	42,677	73,598
Total	$ 3,666,470	$ 3,422,294